Investments in associates and joint arrangements - Income statement (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income statement and statement of comprehensive income
Revenue	€ 45,706	€ 45,580	€ 43,809
Depreciation and amortisation	(9,649)	(9,858)	(10,187)
Other income	9,098	50	568
Operating profit	14,296	5,813	5,129
Profit/(loss) before tax	12,816	4,103	4,347
Profit for the financial year	12,335	2,773	483
Profit from continuing operations, Owners of the parent	11,838	2,237	59
Non-controlling interests	497	536	424
Joint ventures where entity is venturer | INWIT S.p.A. [Member]
Income statement and statement of comprehensive income
Revenue	853	785	562
Operating expenses	(73)	(70)	(46)
Depreciation and amortisation	(508)	(513)	(398)
Operating profit	272	202	118
Interest expense	(81)	(90)	(101)
Profit/(loss) before tax	191	112	17
Income tax (expense)/credit	(1)	(30)	(7)
Profit for the financial year	190	82	10
Joint ventures where entity is venturer | VodafoneZiggo Group Holding B.V. [Member]
Income statement and statement of comprehensive income
Revenue	4,063	4,056	4,010
Operating expenses	(2,124)	(2,104)	(2,058)
Depreciation and amortisation	(1,527)	(1,592)	(1,658)
Other income			25
Operating profit	412	360	319
Interest expense	11	(276)	(658)
Profit/(loss) before tax	423	84	(339)
Income tax (expense)/credit	(150)	(121)	(125)
Profit for the financial year	273	(37)	(464)
Joint ventures where entity is venturer | TPG Telecom Limited
Income statement and statement of comprehensive income
Revenue	3,027	3,375	3,010
Operating expenses	(1,870)	(2,292)	(2,096)
Depreciation and amortisation	(700)	(914)	(769)
Operating profit	457	169	145
Interest income			1
Interest expense	(172)	(122)	(201)
Profit/(loss) before tax	285	47	(55)
Income tax (expense)/credit	(25)	(27)	495
Profit for the financial year	260	20	440
Joint ventures where entity is venturer | Vodafone Idea Limited
Income statement and statement of comprehensive income
Revenue	5,046	4,450	4,847
Operating expenses	(3,280)	(2,802)	(3,133)
Depreciation and amortisation	(2,396)	(2,390)	(2,442)
Other income		(34)	(2,135)
Operating profit	(630)	(776)	(2,863)
Interest income	9	14	32
Interest expense	(2,567)	(2,297)	(2,035)
Profit/(loss) before tax	(3,188)	(3,059)	(4,866)
Income tax (expense)/credit		2
Profit for the financial year	(3,188)	(3,057)	(4,866)
Associates [member] | Safaricom Limited
Income statement and statement of comprehensive income
Revenue	2,468	2,318	2,083
Operating expenses	(1,353)	(1,164)	(1,030)
Depreciation and amortisation	(432)	(309)	(299)
Other income	(68)
Operating profit	751	845	754
Interest income	13	9	12
Interest expense	(69)	(59)	(27)
Profit/(loss) before tax	695	795	739
Income tax (expense)/credit	(285)	(270)	(197)
Profit for the financial year	410	525	542
Profit from continuing operations, Owners of the parent	489	542	542
Non-controlling interests	(79)	(17)
Associates [member] | Indus Towers Limited
Income statement and statement of comprehensive income
Revenue	3,343	3,122	2,421
Operating expenses	(2,240)	(1,480)	(1,247)
Depreciation and amortisation	(588)	(598)	(477)
Other income			(412)
Operating profit	515	1,044	1,109
Interest income	26		61
Interest expense	(200)	(140)	(194)
Profit/(loss) before tax	341	904	976
Income tax (expense)/credit	(102)	(272)	(168)
Profit for the financial year	239	632	808
Profit from continuing operations, Owners of the parent	€ 239	€ 632	€ 808